Compensation (Details) - USD ($)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Compensation Type
Salary and Wages	$ 1,031,200	$ 189,489
Stock Option and Warrant Compensation	327,804	347,694
Total Compensation	$ 1,359,004	$ 537,183